As filed with the Securities and Exchange Commission on August 6, 1999

                                                    Registration No. 333-76495


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No. [X] Post-Effective Amendment No. 1

                        UNITED ASSET STRATEGY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                6300 Lamar Avenue
                           Overland Park, Kansas 66202
                    (Address of Principal Executive Offices)

               P.O. Box 29217, Shawnee Mission, Kansas 66201-9217
                                (Mailing Address)

                                 (913) 236-2000
                                 (800) 366-5465
                  (Registrant's Area Code and Telephone Number)

                               Helge K. Lee, Esq.
                            Kristen A. Richards, Esq.
                                6300 Lamar Avenue
                           Overland Park, Kansas 66202
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                           Catherine S. Bardsley, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9068

      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                        UNITED ASSET STRATEGY FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

o     Cover Sheet

o     Contents of Registration Statement

o     United Asset Strategy Fund
             Part A - Prospectus/Proxy Statement*
             Part B - Statement of Additional Information*

o     Part C - Other Information

o     Signature Page

o     Exhibits



* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-76495, on April 16, 1999.

                                     PART C

                                OTHER INFORMATION



Item 15.    Indennification
            ---------------

      Reference is made to Article X of the Articles of Incorporation of Registrant filed December 1, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, Article IX of the By-Laws, filed December 27, 1996 as EX-99.B2-asbylaws as Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, and to Article II of the Underwriting Agreement, filed July 14, 1994 as EX-99.B6-asua to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, each of which provides indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

Item 16.    Exhibits
            --------

(1)   (a)   Articles of Incorporation, filed October 3, 1994 as
            EX-99.B1-asarticles to the initial Registration Statement on Form N-1A.*

      (b)   Articles Supplementary, filed December 28, 1995 as
            EX-99.B1-asartsup to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A.*

(2) By-Laws, filed December 27, 1996 as EX-99.B2-asbylaws to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A.*

(3)         Voting trust agreement - not applicable.

(4) Form of Agreement and Plan of Reorganization and Termination, filed April 16, 1999 as Appendix A to the Registration Statement on
            Form N-14.*

(5)         Instruments Defining the Rights of Shareholders - not applicable.

(6) Investment Management Agreement, filed October 3, 1994 as EX-99.B5-asima to the initial Registration Statement on Form N-1A.*

(7) Underwriting Agreement, filed March 7, 1995 as EX-99.B6-asua to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A.*

(8) Bonus, Profit Sharing, Pension or Similar Contracts - not applicable.

(9) Custodian Agreement, as amended, filed December 1, 1998 as EX-99.B8-asca to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A.*

(10)  (a)  Service Plan, as restated, filed July 14, 1995 as  EX-99.B15-assp to
           Post-Effective Amendment No. 1 to the Registration Statement on
           Form N-1A.*

      (b) Distribution and Service Plan for Class A shares, filed December 29, 1997 as EX-99.B15-asdsp to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A.*

      (c)  Multiple  Class  Plan,  as  amended,   filed  December  28,  1995  as
           EX-99.B18-asmcp to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A.*

(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered, filed April 16, 1999 as EX-99.11 to the Registration Statement on Form N-14.*

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with United Asset Strategy Fund is filed electronically herewith.

(13)  (a)  Shareholder   Servicing   Agreement,   filed  December  1,  1998  as
           EX-99.B9-asssa to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A.*

      (b) Accounting Services Agreement, filed October 3, 1994 as EX-99.B9-asasa to the initial Registration Statement on Form N-1A.*

      (c) Service Agreement, filed October 3, 1994 as EX-99.B9-assa to the initial Registration Statement on Form N-1A.*

      (d)  Amendment to Service Agreement, filed July 14, 1995 as
           EX-99.B9-assaam to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A.*

      (e) Fund NAV Application, filed March 7, 1995 as EX-99.B9-asnavapp to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A.*

      (f) Fund Class A Application, as amended, filed May 30, 1997 as EX-99.B9-asappca to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A.*

      (g) Fund Class Y Application, filed July 14, 1995 as EX-99.B9-ascyapp to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A.*

      (h)  Class  Y  Letter  of  Understanding,   filed  December  27,  1996  as
           EX-99.B9-aslou to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A.*

(14) (a) Consent of Deloitte & Touche LLP, Independent Accountants, pertaining to United Gold & Government Fund, Inc., filed April 16, 1999 as EX-99.14 to the Registration Statement on Form N-14.

     (b) Consent of Deloitte & Touche LLP, Independent Accountants, pertaining to United Asset Strategy Fund, Inc., filed April 16, 1999 as EX-99.14 to the Registration Statement on Form N-14.

(15)       Financial statements omitted from part B - not applicable.

(16) Copy of manually signed Power of Attorney, filed April 16, 1999 as part of the Registration Statement on Form N-14.*

(17)       Additional Exhibits.

     (a) Form of Proxy Card, filed April 16, 1999 as part of the Registration Statement on Form N-14.*

*is incorporated herein by reference.

Item 17.    Undertakings
            ------------

      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed on behalf of Registrant, in the City of Overland Park, and State of Kansas, on this 30th day of July 1999.


                        UNITED ASSET STRATEGY FUND, INC.

                                  (Registrant)

                          By:   /s/ Robert L. Hechler
                                --------------------------------
                                Robert L. Hechler, President



                      Attest:   /s/ Kristen A. Richards
                                --------------------------------
                                Kristen A. Richards, Assistant
                                Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

Signature                                     Title                  Date
---------                                     -----                  ----

/s/ Keith A. Tucker *               Chairman of the Board      July 30, 1999
-----------------------------
Keith A. Tucker

/s/ Robert L. Hechler *             President, Principal       July 30, 1999
-----------------------------       Financial Officer and
Robert L. Hechler                   Director

/s/ Henry J. Herrmann *             Vice President and         July 30, 1999
-----------------------------       Director
Henry J. Herrmann

/s/ Theodore W. Howard *            Vice President, Treasurer  July 30, 1999
-----------------------------       and Principal Accounting
Theodore W. Howard                  Officer

Signature                                     Title                  Date
---------                                     -----                  ----

/s/ James A. Concannon *            Director                   July 30, 1999
-----------------------------
James A. Concannon

/s/ John A. Dillingham *            Director                   July 30, 1999
-----------------------------
John A. Dillingham

/s/ David P. Gardner *              Director                   July 30, 1999
-----------------------------
David P. Gardner

/s/ Linda K. Graves *               Director                   July 30, 1999
-----------------------------
Linda K. Graves

/s/ Joseph Harroz, Jr. *            Director                   July 30, 1999
-----------------------------
Joseph Harroz, Jr.

/s/ John F. Hayes *                 Director                   July 30, 1999
-----------------------------
John F. Hayes

/s/ Glendon E. Johnson *            Director                   July 30, 1999
-----------------------------
Glendon E. Johnson

/s/ William T. Morgan *             Director                   July 30, 1999
-----------------------------
William T. Morgan

/s/ Ronald C. Reimer *              Director                   July 30, 1999
-----------------------------
Ronald C. Reimer

/s/ Frank J. Ross, Jr. *            Director                   July 30, 1999
-----------------------------
Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz *           Director                   July 30, 1999
-----------------------------
Eleanor B. Schwartz

Signature                                     Title                  Date
---------                                     -----                  ----

/s/ Frederick Vogel III *           Director                   July 30, 1999
-----------------------------
Frederick Vogel III


* Signed by Kristen A. Richards on July 30, 1999, pursuant to a Power of Attorney filed April 16, 1999 as part of the Registrant's Registration Statement on Form N-14, SEC File No. 333-76495.

                                  EXHIBIT INDEX


Exhibit
-------

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with United Asset Strategy Fund, Inc.